Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com


Telephone: 202/387-5400              Fax:  949/673-4525

                    February 19, 2013

Pamela A. Long
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Woodgate Acquisition Corporation
		File No. 0-54834

Dear Ms. Long:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of February 13, 2013, is Amendment No. 2 to the Woodgate Acquisition
Corporation Form 10-12G.

     The following response addresses the comment of the reviewing staff of the Commission as set forth in its comment letter.

Business

    1. The noted disclosure has been added and appears in the first paragraph of the Business section.


Recent Blank Check Companies

    2. The requested disclosure has been added and appears beginning page 21.

Conflicts of Interest

    3. The requested disclosure has been added and appears on page 26.

                         Sincerely,



                         /s/ Lee W. Cassidy